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                     [LETTERHEAD OF D'ANCONA & PFLAUM LLC]



                               December 16, 1999



VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

     RE: RREEF RReal Estate Securities Fund (the "Fund"), a series of RREEF Securities Trust (the "Trust")
          Files Nos. 333-87521 and 811-09589

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, please accept this letter as certification on behalf of the Fund that the Prospectus and Statement of Additional Information for the Fund do not differ from those contained in Pre-Effective Amendment No. 2 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on November 30, 1999, and the public offering of the Fund commenced on December 15, 1999.

Questions may be directed to the undersigned.

                                              Sincerely,

                                              /s/ H. Bernt von Ohlen

                                              H. Bernt von Ohlen